Loans and financing, Leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Future minimum lease payments [Abstract]
Minimum lease payments	R$ 50,043	R$ 17,263
Less amounts representing financial charges	(31,141)	(11,484)
Present value of minimum lease payments	18,902	5,779
Present value of payments	49,165	4,579
Within One Year [Member]
Future minimum lease payments [Abstract]
Minimum lease payments	12,637	4,858
Present value of payments	12,146	1,522
After One Year, But Before Five Years [Member]
Future minimum lease payments [Abstract]
Minimum lease payments	37,406	12,405
Present value of payments	R$ 37,019	R$ 3,057